COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES

NOTE 27. COMMITMENTS AND CONTINGENCIES

Commitments

(a) Operating Leases

We rent certain properties which are used as office premises under lease agreements that expire at various dates through 2016. The following table sets forth our future aggregate minimum lease payments required under these operating leases, as of December 31, 2013:

(in US$ thousands)	Amount
2014	$941
2015	754
2016	138

$1,833

Rental expense for operating leases amounted to $2.5 million, $1.8 million and $1.0 million for the years ended December 31, 2011, 2012 and 2013, respectively.

(b) Service agreement

We entered in to certain maintenance and out-sourcing service agreement in 2013 regarding our cloud business operations. The following table sets forth our future aggregate minimum payments required under this agreement as of December 31, 2013:

(in US$ thousands)	Amount
2014	$214
2015	251
2016	42

$507

The service fee under this agreement amounted to $111 thousand for the year ended December 31, 2013.

(c) License Agreements

We have contractual obligations under various license agreements to pay the licensors license fees and minimum guarantees against future royalties. The following table summarizes the committed license fees and minimum guarantees against future royalties set forth in our significant license agreements as of December 31, 2013.

(in US$ thousands)	License fees	Minimum guarantees against future royalties	Total
Minimum required payments:
In 2014	$100	$100	$200
After 2014	5,300	1,500	6,800

	$5,400	$1,600	$7,000

The initial minimum guarantees against future royalties and license fees are not required to be paid until the licensed games are commercially released or until certain milestones are achieved, as stipulated in the individual license agreements. The remaining minimum guarantees are generally required to be paid within three years subsequent to the commercial release dates of the licensed games.

(d) Guaranty

In 2008, Cambridge Interactive Development Corp. (“CIDC”), a then wholly owned subsidiary of GigaMedia, entered into a lease agreement (the “CIDC Lease”) for an office in Delaware. The term of the CIDC Lease is for the period from October 1, 2008 through September 30, 2014. Pursuant to the CIDC Lease, CIDC deposited approximately $690 thousand with a bank in exchange for a letter of credit issued by the bank (the “CIDC L/C”) and GigaMedia’s guaranty of all of CIDC’s obligations under the CIDC Lease.

In July 2012, we entered into an agreement with BEG to sell and assign our remaining ownership interest in and all rights and interests related to the shareholders loans to Mangas Everest (including the CIDC lease) (the “Mangas Agreement”). Pursuant to the Mangas Agreement, BEG was to use all its reasonable efforts to procure the cancellation and return of the CIDC L/C to GigaMedia and the landlord’s release of GigaMedia’s lease guaranty by September 30, 2012; and unless and until BEG procures the cancellation and return of the CIDC L/C and landlord’s release of GigaMedia’s lease guaranty, BEG is obligated to indemnify and hold GigaMedia (and any Affiliate thereof) harmless from any and all losses, costs and expenses that may be borne by GigaMedia (and any Affiliate thereof) arising under or in connection with the CIDC L/C and/or GigaMedia’s lease guaranty.

In accordance with the Mangas Agreement, BEG procured that the bank cancel the CIDC L/C and issue to BEG a new letter of credit under the same terms and conditions as the CIDC L/C. BEG, however, did not obtain the landlord’s consent to release us from our lease guaranty within the allotted time. BEG’s major shareholders, therefore, issued a separate guaranty to us wherein they are obligated to indemnify and hold GigaMedia (and any Affiliate thereof) harmless from any and all losses, costs and expenses arising under or in connection with the CIDC Lease. GigaMedia’s commitment amount under this lease guaranty has been constantly reduced as Mangas Everest’s subsidiary who assumed the CIDC Lease makes its monthly rental payments. The leasee is current on its monthly payments through March 2014.

Contingencies

We are subject to legal proceedings and claims that arise in the normal course of business. Currently there are no outstanding claims or litigations against us.